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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Melanie Ringold

11 Greenway Plaza, Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Taylor V. Edwards, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza,

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/22 – 6/30/23

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05769
Reporting Period: 07/01/2022 - 06/30/2023
Invesco High Income Trust II

=Invesco High Income Trust II===================================================

Altice USA, Inc.

Ticker: ATUS                 Security ID: 02156K103
Meeting Date: JUN 14, 2023   Meeting Type: Annual
Record Date: APR 19, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Alexandre Fonseca        For       For          Management
1b    Elect Director Patrick Drahi            For       For          Management
1c    Elect Director David Drahi              For       For          Management
1d    Elect Director Dexter Goei              For       For          Management
1e    Elect Director Mark Mullen              For       Against      Management
1f    Elect Director Dennis Okhuijsen         For       Against      Management
1g    Elect Director Susan Schnabel           For       For          Management
1h    Elect Director Charles Stewart          For       Against      Management
1i    Elect Director Raymond Svider           For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management

--------------------------------------------------------------------------------

Invesco Markets II plc Invesco AT1 Capital Bond UCITS ETF Fund

Ticker: AT1                  Security ID: G491BH237
Meeting Date: JUN 2, 2023    Meeting Type: Annual
Record Date: MAY 31, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and Statuto For       Do Not Vote  Management
      ry Reports
2     Ratify PricewaterhouseCoopers as Audito For       Do Not Vote  Management
      rs
3     Authorise Board to Fix Remuneration of  For       Do Not Vote  Management
      Auditors

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	INVESCO HIGH INCOME TRUST II

By (Signature and Title)*	/s/ Sheri Morris
Sheri Morris
President/Principal Executive Officer

Date	August 7, 2023

*	Please print the name and title of the signing officer below the signature.